Earnings Per Share (Reconciliation Of Weighted-Average Shares Used In Earning Per Share Computations) (Details)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share [Abstract]
Weighted-average shares - basic	141,200,000	140,700,000
Potentially dilutive share options	200,000	100,000
Weighted-average shares - diluted	141,400,000	140,800,000
Antidilutive share options excluded from computation of diluted earning per share	400,000	1,000,000